INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Amortizatoin expense	$ 2,782,721	$ 709,959